INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS, NET
Schedule of intangible assets

	As at December 31
	2022	2023	2023
	RMB	RMB	US$
Customer relationships	620,500	621,159	87,488
Patents and technologies	60,900	60,900	8,578
Trademarks and domain names	497,939	497,968	70,137
Software and copyrights	88,502	82,168	11,573
Others	3,707	4,134	582
	1,271,548	1,266,329	178,358
Less: accumulated amortization
Customer relationships	(130,701)	(228,561)	(32,192)
Patents and technologies	(17,763)	(27,913)	(3,931)
Trademarks and domain names	(70,494)	(120,281)	(16,941)
Software and copyrights	(41,286)	(51,459)	(7,248)
Others	(3,284)	(3,637)	(512)
	(263,528)	(431,851)	(60,824)
Intangible assets, net	1,008,020	834,478	117,534

Schedule of amortization expense of intangible assets

	RMB	US$
2024	171,738	24,189
2025	167,084	23,533
2026	163,407	23,015
2027	150,206	21,156
2028 and thereafter	182,043	25,641
Total	834,478	117,534